Stockholders' Equity (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity
Common shares issued for cash, net of offering costs (in shares)		37,475,620	11,013,170
Share-based compensation (in shares)	788,001	10,583,157	2,409,681
Common shares for settlement of accounts payable (in shares)			16,334
Warrants exercised (in shares)			999,667
Common shares issued for cash, net of offering costs, value		$ 2,936,792	$ 3,544,448
Share-based compensation, value	$ 95,360	$ 423,783	371,737
Common shares for settlement of accounts payable, value			5,600
Warrants exercised, value